Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Ending Balance at Dec. 31, 2010	$ 34	$ 282,406	$ 37	$ (26,995)	$ 255,482
Ending Balance (in Shares) at Dec. 31, 2010	3,420,067
Net income loss				(189,112)	(189,112)
Stock based compensation		1,412			1,412
Stock based compensation (in Shares)	49,967
Equity component of convertible loans		2,000			2,000
Cancellation of fractional shares (in Shares)	(17)
Issuance of common stock, net	137	6,765			6,902
Issuance of common stock, net (in Shares)	13,677,517
Ending Balance at Dec. 31, 2011	171	292,583	37	(216,107)	76,684
Ending Balance (in Shares) at Dec. 31, 2011	17,147,534
Net income loss				(63,984)	(63,984)
Stock based compensation	1	378			379
Ending Balance at Dec. 31, 2012	172	292,961	37	(280,091)	13,079
Ending Balance (in Shares) at Dec. 31, 2012	17,147,534				17,147,534
Net income loss				1,408	1,408
Stock based compensation	2	343			345
Stock based compensation (in Shares)	140,000
Other comprehensive income			(37)		(37)
Ending Balance at Dec. 31, 2013	$ 174	$ 293,304		$ (278,683)	$ 14,795
Ending Balance (in Shares) at Dec. 31, 2013	17,287,534				17,287,534